Short-Term and Long-Term Debt (Composition of Short-Term Debt and Weighted Average Contract Interest Rate on Short-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Short-term Debt [Line Items]
Short-term debt	¥ 336,832	¥ 309,549
Weighted average rate	1.70%	2.50%
Japan | Bank Borrowings
Short-term Debt [Line Items]
Short-term debt	¥ 131,822	¥ 121,870
Weighted average rate	1.00%	1.90%
Japan | Commercial Paper
Short-term Debt [Line Items]
Short-term debt	¥ 12,998	¥ 38,598
Weighted average rate	0.10%	0.00%
Overseas | Bank Borrowings
Short-term Debt [Line Items]
Short-term debt	¥ 187,300	¥ 146,618
Weighted average rate	2.20%	3.70%
Overseas | Commercial Paper
Short-term Debt [Line Items]
Short-term debt	¥ 4,712	¥ 2,463
Weighted average rate	2.60%	3.30%